Document and Entity Information	Dec. 10, 2019
Cover [Abstract]
Entity Registrant Name	PACKAGING CORP OF AMERICA
Amendment Flag	true
Entity Central Index Key	0000075677
Document Type	8-K/A
Document Period End Date	Dec. 10, 2019
Entity Incorporation, State or Country Code	DE
Entity File Number	1-15399
Entity Tax Identification Number	36-4277050
Entity Address, Address Line One	1955 West Field Court
Entity Address, City or Town	Lake Forest
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60045
City Area Code	(847)
Local Phone Number	482-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	PKG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	On December 13, 2019, PCA filed a Current Report on Form 8-K (the “December 2019 Report”), reporting that Donna A. Harman was elected to the board of directors on December 10, 2019. PCA hereby amends the December 2019 Report and reports that, on February 25, 2020: (1) Ms. Harman was determined by the board of directors to be independent; and (2) Ms. Harman was elected to the audit committee of the board of directors. All other information included in the December 2019 Report remains unchanged.